Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Amortization of prepaid insurance	$ 493	$ 539	$ 1,047	$ 602
Prepaid expenses and other current assets	(42)	13	9	(853)
Net cash used in operating activities	(8,185)	(10,235)	(17,949)	(17,091)
Payments on insurance financing loans	(469)	(519)	(916)	(563)
Net cash provided by financing activities	7,992	8,664	20,198	21,282
Supplemental disclosures of cash flow information:
Cash paid for interest	20	23	41	26
Non-cash investing and financing activities:
Financing of prepaid insurance	$ 75	65	$ 843	1,115
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Amortization of prepaid insurance
Prepaid expenses and other current assets		33		(828)
Net cash used in operating activities		(10,754)		(17,668)
Payments on insurance financing loans
Net cash provided by financing activities		9,183		21,845
Supplemental disclosures of cash flow information:
Cash paid for interest
Non-cash investing and financing activities:
Financing of prepaid insurance
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Amortization of prepaid insurance				602
Prepaid expenses and other current assets		(20)		(25)
Net cash used in operating activities		519		577
Payments on insurance financing loans		(519)		(563)
Net cash provided by financing activities		(519)		(563)
Supplemental disclosures of cash flow information:
Cash paid for interest		23		26
Non-cash investing and financing activities:
Financing of prepaid insurance		$ 65		$ 1,115